Fair Value Measurements (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Roll-forward of the fair value of the assets, where fair value is determined by Level 3 inputs
Balance at the beginning of the period	$ 407	$ 3,379
Expense recognized	(313)	(4,080)
Additions	86	398
Change in fair value	(180)	710
Balance at the end of the period		407
Roll-forward of the fair value of the liabilities, where fair value is determined by Level 3 inputs
Balance at the beginning of the period	25,462	10,920
Issuance of shares of Series A-6	(23,168)
Additions - accrued shares of Series A-6	12,890	11,763
Additions - warrants	1,356
Change in fair value	(9,267)	2,779
Balance at the end of the period	$ 7,273	$ 25,462